Share Capital - Additional Information (Detail) - EUR (€)					1 Months Ended	12 Months Ended
	May 18, 2018	Dec. 19, 2017	Jun. 23, 2017	May 19, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2018
Disclosure of changes in share capital [Line Items]
Share buyback program, number of common shares repurchased					17,324,960	13,042,592
Aegon N.V [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Percentage of shareholding stake in acquired company		32.60%
Common Share [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Nominal value of issued shares							€ 0.12
Common Share B [member] | Aegon N.V [member]
Disclosure of changes in share capital [Line Items]
Nominal value of issued shares							€ 0.12
Common shares B [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Number of shares purchased on exercising options rights	1,489,200
Proportion of market value of common shares in capital	2.50%
Common shares B [member] | Aegon N.V [member] | Vereniging Aegon [member]
Disclosure of changes in share capital [Line Items]
Number of shares purchased on exercising options rights	1,489,200		13,042,612	1,979,260
Proportion of market value of common shares in capital	2.50%	2.50%	2.50%	2.50%
Share buyback program, number of common shares repurchased		13,042,592
Shares repurchased value		€ 1,725,169.73